COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND
                                 (the "Fund")
                Supplement to Prospectus dated March 1, 2006
                            Class A, B and C Shares


1. The information for Class A shares and Class B shares in the tables under the headings "Shareholder Fees" and "Example Expenses" within the section entitled "YOUR EXPENSES" is being revised and replaced with the following:

  Shareholder Fees(1) (paid directly from your investment)
                                                                      Class A        Class B
  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               3.25           0.00
  ---------------------------------------------------------------- --------------- ---------------
  ---------------------------------------------------------------- --------------- ---------------
  Maximum deferred sales charge (load) on redemptions (%)             1.00(2)          3.00
  (as a percentage of the lesser of purchase price or redemption price)
  ---------------------------------------------------------------- --------------- ---------------
  ---------------------------------------------------------------- --------------- ---------------
  Redemption fee  (%)                                                   (3)             (3)
  (as a percentage of amount redeemed, if applicable)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.
(3) There is a $7.50 charge for wiring sale proceeds to your bank.



  Example Expenses  (your actual costs may be higher or lower)


  Class                                                      1 Year        3 Years       5 Years      10 Years
  Class A:                                                    $407          $581           $771        $1,317
---------------------------------------------------------------------------------------------------------------
  Class B: did not sell your shares                           $151          $468           $808        $1,592
           sold all your shares at the end of the period      $451          $668           $808        $1,592

2. The information in the table under the heading "Class A Shares" within "APPENDIX A" is being replaced in its entirety with the following:




Class A Shares


Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%


     Year        Cumulative Return       Annual      Cumulative Return       Hypothetical      Annual Fees &
                   Before Fees &        Expense        After Fees &        Year-End Balance     Expenses(1)
                      Expenses           Ratio           Expenses            After Fees &
                                                                               Expenses

      1                5.00%             0.83%           0.78%(2)             $10,078.45          $406.98
      2                10.25%            0.83%             4.99%              $10,498.72           $85.40
      3                15.76%            0.83%             9.37%              $10,936.52           $88.96
      4                21.55%            0.83%            13.93%              $11,392.57           $92.67
      5                27.63%            0.83%            18.68%              $11,867.64           $96.53
      6                34.01%            0.83%            23.63%              $12,362.52          $100.56
      7                40.71%            0.83%            28.78%              $12,878.04          $104.75
      8                47.75%            0.83%            34.15%              $13,415.05          $109.12
      9                55.13%            0.83%            39.74%              $13,974.46          $113.67
      10               62.89%            0.83%            45.57%              $14,557.19          $118.41


Total Gain
After Fees
and Expenses                                                                  $4,557.19

Total Annual
Fees and
Expenses                                                                                            $1,317.02

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(2)      Reflects deduction of the maximum initial sales charge.






INT-47/110700-0406                                               April 28, 2006

                   COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                  COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
                   COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                           (each a "Fund"; collectively the "Funds")
                Supplement to Prospectus dated March 1, 2006, as supplemented
                                     Class A, B and C Shares


I. The information for Class A shares and Class B shares in each Fund's "Shareholder Fees" table within the section entitled "YOUR EXPENSES" is revised as follows:


  Shareholder Fees(1) (paid directly from your investment)
                                                                      Class A         Class B
  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               3.25           0.00
  ---------------------------------------------------------------- --------------- --------------
  ---------------------------------------------------------------- --------------- --------------
  Maximum deferred sales charge (load) on redemptions (%)             1.00(2)          3.00
  (as a percentage of the lesser of purchase price or redemption price)
  ---------------------------------------------------------------- --------------- --------------
  ---------------------------------------------------------------- --------------- --------------
  Redemption fee (%)                                                    (3)             (3)
  (as a percentage of amount redeemed, if applicable)

(1)A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(2)This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.
(3)There is a $7.50 charge for wiring sale proceeds to your bank.


II. The information for Class A shares and Class B shares in the table under the heading "Example Expenses" within the section entitled "YOUR EXPENSES" is revised for each Fund as follows:

Columbia Connecticut Intermediate Municipal Bond Fund

   Example Expenses  (your actual costs may be higher or lower)


   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $420          $621           $839          $1,465
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B: did not sell your shares                           $174          $539           $928          $1,821
            sold all your shares at the end of the period      $474          $739           $928          $1,821
   -------------------------------------------------------- ------------ -------------- ------------- ---------------


Columbia Massachusetts Intermediate Municipal Bond Fund

   Example Expenses  (your actual costs may be higher or lower)


   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $416          $609           $818          $1,420
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B: did not sell your shares                           $170          $526           $907          $1,777
            sold all your shares at the end of the period      $470          $726           $907          $1,777
   -------------------------------------------------------- ------------ -------------- ------------- ---------------





Columbia New Jersey Intermediate Municipal Bond Fund

   Example Expenses  (your actual costs may be higher or lower)


   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $432          $657           $901          $1,599
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B: did not sell your shares                           $186          $576           $990          $1,951
            sold all your shares at the end of the period      $486          $776           $990          $1,951
   -------------------------------------------------------- ------------ -------------- ------------- ---------------

Columbia New York Intermediate Municipal Bond Fund

   Example Expenses  (your actual costs may be higher or lower)


   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $423          $630           $854          $1,499
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B: did not sell your shares                           $177          $548           $944          $1,853
            sold all your shares at the end of the period      $477          $748           $944          $1,853
   -------------------------------------------------------- ------------ -------------- ------------- ---------------

Columbia Rhode Island Intermediate Municipal Bond Fund

   Example Expenses  (your actual costs may be higher or lower)


   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $424          $633           $860          $1,510
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B: did not sell your shares                           $178          $551           $949          $1,864
            sold all your shares at the end of the period      $478          $751           $949          $1,864
   -------------------------------------------------------- ------------ -------------- ------------- ---------------


         III. The Class A table for each Fund within "APPENDIX A" is revised and replaced in its entirety with the following:


Columbia Connecticut Intermediate Municipal Bond Fund - Class A Shares



Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%

      Year          Cumulative     Annual Expense    Cumulative Return       Hypothetical       Annual Fees
                  Return Before        Ratio           After Fees &        Year-End Balance    & Expenses(1)
                      Fees &                             Expenses            After Fees &
                     Expenses                                                  Expenses

       1              5.00%            0.96%             0.66%(2)             $10,065.87             $419.76
       2              10.25%           0.96%               4.73%              $10,472.53              $98.58
       3              15.76%           0.96%               8.96%              $10,895.62             $102.57
       4              21.55%           0.96%              13.36%              $11,335.80             $106.71
       5              27.63%           0.96%              17.94%              $11,793.77             $111.02
       6              34.01%           0.96%              22.70%              $12,270.24             $115.51
       7              40.71%           0.96%              27.66%              $12,765.96             $120.17
       8              47.75%           0.96%              32.82%              $13,281.70             $125.03
       9              55.13%           0.96%              38.18%              $13,818.28             $130.08
       10             62.89%           0.96%              43.77%              $14,376.54             $135.34

Total Gain
After Fees and                                                                $4,376.54
Expenses

Total Annual
Fees and                                                                                         $1,464.77
Expenses

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(2)      Reflects deduction of the maximum initial sales charge.


Columbia Massachusetts Intermediate Municipal Bond Fund - Class A Shares


Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%

      Year          Cumulative     Annual Expense    Cumulative Return       Hypothetical       Annual Fees
                  Return Before        Ratio           After Fees &        Year-End Balance    & Expenses(1)
                      Fees &                             Expenses            After Fees &
                     Expenses                                                  Expenses

       1              5.00%            0.92%             0.70%(2)             $10,069.74             $415.83
       2              10.25%           0.92%               4.81%              $10,480.59              $94.53
       3              15.76%           0.92%               9.08%              $10,908.19              $98.39
       4              21.55%           0.92%              13.53%              $11,353.25             $102.40
       5              27.63%           0.92%              18.16%              $11,816.46             $106.58
       6              34.01%           0.92%              22.99%              $12,298.57             $110.93
       7              40.71%           0.92%              28.00%              $12,800.35             $115.46
       8              47.75%           0.92%              33.23%              $13,322.61             $120.17
       9              55.13%           0.92%              38.66%              $13,866.17             $125.07
       10             62.89%           0.92%              44.32%              $14,431.91             $130.17

Total Gain
After Fees and                                                                $4,431.91
Expenses

Total Annual
Fees and                                                                                         $1,419.52
Expenses

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)      Reflects deduction of the maximum initial sales charge.


Columbia New Jersey Intermediate Municipal Bond Fund - Class A Shares

Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%

      Year          Cumulative     Annual Expense    Cumulative Return       Hypothetical       Annual Fees
                  Return Before        Ratio           After Fees &        Year-End Balance    & Expenses(1)
                      Fees &                             Expenses            After Fees &
                     Expenses                                                  Expenses

       1              5.00%            1.08%             0.54%(2)             $10,054.26             $431.54
       2              10.25%           1.08%               4.48%              $10,448.39             $110.71
       3              15.76%           1.08%               8.58%              $10,857.96             $115.05
       4              21.55%           1.08%              12.84%              $11,283.60             $119.56
       5              27.63%           1.08%              17.26%              $11,725.91             $124.25
       6              34.01%           1.08%              21.86%              $12,185.57             $129.12
       7              40.71%           1.08%              26.63%              $12,663.24             $134.18
       8              47.75%           1.08%              31.60%              $13,159.64             $139.44
       9              55.13%           1.08%              36.76%              $13,675.50             $144.91
       10             62.89%           1.08%              42.12%              $14,211.58             $150.59

Total Gain
After Fees and                                                                $4,211.58
Expenses

Total Annual
Fees and                                                                                         $1,599.37
Expenses


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(2)      Reflects deduction of the maximum initial sales charge.



Columbia New York Intermediate Municipal Bond Fund - Class A Shares

Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%

      Year          Cumulative     Annual Expense    Cumulative Return       Hypothetical       Annual Fees
                  Return Before        Ratio           After Fees &        Year-End Balance    & Expenses(1)
                      Fees &                             Expenses            After Fees &
                     Expenses                                                  Expenses

       1              5.00%            0.99%             0.63%(2)             $10,062.97             $422.70
       2              10.25%           0.99%               4.66%              $10,466.49             $101.62
       3              15.76%           0.99%               8.86%              $10,886.20             $105.70
       4              21.55%           0.99%              13.23%              $11,322.74             $109.93
       5              27.63%           0.99%              17.77%              $11,776.78             $114.34
       6              34.01%           0.99%              22.49%              $12,249.03             $118.93
       7              40.71%           0.99%              27.40%              $12,740.21             $123.70
       8              47.75%           0.99%              32.51%              $13,251.09             $128.66
       9              55.13%           0.99%              37.82%              $13,782.46             $133.82
       10             62.89%           0.99%              43.35%              $14,335.14             $139.18

Total Gain
After Fees and                                                                $4,335.14
Expenses

Total Annual
Fees and                                                                                         $1,498.58
Expenses

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(2)      Reflects deduction of the maximum initial sales charge.

Columbia Rhode Island Intermediate Municipal Bond Fund - Class A Shares

Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%

      Year          Cumulative     Annual Expense    Cumulative Return       Hypothetical       Annual Fees
                  Return Before        Ratio           After Fees &        Year-End Balance    & Expenses(1)
                      Fees &                             Expenses            After Fees &
                     Expenses                                                  Expenses

       1              5.00%            1.00%             0.62%(2)             $10,062.00             $423.69
       2              10.25%           1.00%               4.64%              $10,464.48             $102.63
       3              15.76%           1.00%               8.83%              $10,883.06             $106.74
       4              21.55%           1.00%              13.18%              $11,318.38             $111.01
       5              27.63%           1.00%              17.71%              $11,771.12             $115.45
       6              34.01%           1.00%              22.42%              $12,241.96             $120.07
       7              40.71%           1.00%              27.32%              $12,731.64             $124.87
       8              47.75%           1.00%              32.41%              $13,240.91             $129.86
       9              55.13%           1.00%              37.71%              $13,770.54             $135.06
       10             62.89%           1.00%              43.21%              $14,321.36             $140.46


Total Gain                                                                    $4,321.36
After Fees and
Expenses

Total Annual
Fees and                                                                                         $1,509.82
Expenses

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(2)      Reflects deduction of the maximum initial sales charge.









INT-47/110522-0406                                               April 28, 2006

                    COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                                     (the "Fund")
            Supplement to Prospectus dated January 1, 2006, as supplemented
                             Class A, B, C and D Shares




I. The information for Class A shares and Class B shares in the table under the heading "Shareholder Fees" within the section entitled "YOUR EXPENSES" is revised as follows:


   Shareholder Fees (1)  (paid directly from your investment)

                                                                                                     Class A      Class B

   Maximum sales charge (load) on purchases (%)
   (as a percentage of the offering price)                                                           3.25         0.00
   ------------------------------------------------------------------------------------------------- ------------ ------------
   ------------------------------------------------------------------------------------------------- ------------ ------------
   Maximum deferred sales charge (load) on redemption (%)
   (as a percentage of the lesser of purchase price or redemption price)                             1.00(3)      3.00
   ------------------------------------------------------------------------------------------------- ------------ ------------
   ------------------------------------------------------------------------------------------------- ------------ ------------
   Redemption fee (%)
   (as a percentage of amount redeemed, if applicable)                                               (4)          (4)
   ------------------------------------------------------------------------------------------------- ------------ ------------

(1)      A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(2)      The Fund's Advisor has agreed to waive indefinitely the front end sales charge for purchases of Class D shares by existing Class D shareholders.
(3)      This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.
(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

II. The information for Class A shares and Class B shares in the table under the heading "Example Expenses" within the section entitled "YOUR EXPENSES" is revised as follows:


   Example Expenses  (your actual costs may be higher or lower)


   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $411          $594           $792          $1,363
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B: did not sell your shares                           $165          $511           $881          $1,721
            sold all your shares at the end of the period      $465          $711           $881          $1,721
   -------------------------------------------------------- ------------ -------------- ------------- ---------------


III. The information in the table under the heading "Class A Shares" within "APPENDIX A" is revised and replaced in its entirety with the following:

Class A Shares



Maximum Sales Charge                Initial Hypothetical Investment Amount      Assumed Rate of Return
        3.25%                                  $10,000.00                                 5%

      Year          Cumulative     Annual Expense    Cumulative Return       Hypothetical       Annual Fees
                  Return Before       Ratio(2)         After Fees &        Year-End Balance    & Expenses(1)
                      Fees &                             Expenses            After Fees &
                     Expenses                                                  Expenses

       1              5.00%            0.87%             0.75%(2)             $10,074.58             $410.91
       2              10.25%           0.87%               4.91%              $10,490.66              $89.46
       3              15.76%           0.87%               9.24%              $10,923.92              $93.15
       4              21.55%           0.87%              13.75%              $11,375.08              $97.00
       5              27.63%           0.87%              18.45%              $11,844.87             $101.01
       6              34.01%           0.87%              23.34%              $12,334.06             $105.18
       7              40.71%           0.87%              28.43%              $12,843.46             $109.52
       8              47.75%           0.87%              33.74%              $13,373.90             $114.05
       9              55.13%           0.87%              39.26%              $13,926.24             $118.76
       10             62.89%           0.87%              45.01%              $14,501.39             $123.66

Total Gain
After Fees and                                                                $4,501.39
Expenses

Total Annual
Fees and                                                                                         $1,362.69
Expenses

(1)      Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(2)      Reflects deduction of the maximum initial sales charge.





INT-47/110616-0406                                               April 28, 2006